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C000259180
Account Value [Line Items]
Line Graph and Table Measure Name																																							Lazard Emerging Markets Opportunities ETF
Accumulated Value				$ 10,000				$ 9,407				$ 9,151				$ 9,977			$ 9,930			$ 9,802			$ 10,198			$ 10,512			$ 10,779			$ 10,977		$ 10,802		$ 10,267			$ 10,347		$ 11,015		$ 11,190		$ 11,600		$ 11,929		$ 12,233		$ 12,421		$ 13,218		$ 13,571		$ 13,724		$ 14,063		$ 14,122		$ 14,521		$ 15,607		$ 14,840		$ 14,639		$ 14,261		$ 13,707		$ 13,305		$ 13,636		$ 13,060		$ 12,906		$ 11,879		$ 12,351		$ 11,890		$ 13,080		$ 13,032		$ 13,176		$ 13,477		$ 12,539		$ 13,357		$ 13,164		$ 12,515		$ 12,876		$ 13,345		$ 13,405		$ 14,457		$ 13,648		$ 12,973	$ 10,460	$ 11,293	$ 11,551	$ 12,311	$ 13,452	$ 13,706	$ 13,472	$ 13,718	$ 15,055	$ 16,188	$ 16,595	$ 16,867	$ 16,497	$ 16,595	$ 16,793	$ 16,756	$ 15,658	$ 15,636	$ 14,858	$ 15,093	$ 14,278	$ 14,374	$ 14,224	$ 13,292	$ 12,968	$ 12,086	$ 12,235	$ 11,265	$ 11,501	$ 11,429	$ 10,111	$ 10,186	$ 11,678	$ 11,265	$ 12,446	$ 11,659	$ 12,154	$ 12,002	$ 11,798	$ 12,306	$ 12,941	$ 12,051	$ 11,695	$ 11,402	$ 12,191	$ 12,649	$ 12,211	$ 12,778	$ 13,126	$ 13,100	$ 13,332	$ 13,784	$ 13,706	$ 13,858	$ 14,607	$ 13,922	$ 13,625	$ 13,567	$ 13,842	$ 13,829	$ 13,933	$ 14,064	$ 14,730	$ 15,565	$ 15,813	$ 16,051	$ 17,028	$ 17,619	$ 17,208	$ 17,570
C000259181
Account Value [Line Items]
Line Graph and Table Measure Name																																							Lazard Equity Megatrends ETF
Accumulated Value		$ 10,000				$ 11,092				$ 11,664				$ 12,139			$ 12,272			$ 12,292			$ 12,689			$ 13,042			$ 12,994			$ 13,064
C000259182
Account Value [Line Items]
Line Graph and Table Measure Name																																							Lazard International Dynamic Equity ETF
Accumulated Value				10,000				9,359				9,045				9,620			9,729			9,848			9,381			9,859			9,799			9,952		9,777		9,592			9,887		10,253		10,353		10,708		11,019		11,308		11,330		11,629		11,685		11,973		12,195		12,240		12,357		13,013		12,311		12,198		12,368		12,085		11,859		12,187		11,860		11,928		10,994		10,891		10,347		11,132		11,322		11,417		11,631		10,954		11,536		11,203		10,906		11,215		11,584		11,715		12,144		11,901		10,965	9,458	10,005	10,418	10,685	10,855	11,331	11,100	10,699	12,121	12,801	12,664	13,061	13,520	13,942	14,513	14,327	14,525	14,738	14,068	14,490	13,845	14,585	14,220	13,673	13,621	12,708	13,125	11,926	12,500	11,777	10,661	11,318	12,814	12,623	13,691	13,407	13,718	13,988	13,434	14,137	14,650	14,087	13,749	13,343	14,479	15,125	15,070	15,723	16,254	15,941	16,825	16,757	17,165	17,516	17,815	17,216	17,257	16,891	17,650	18,194	18,337	18,840	19,790	20,496	20,450	21,092	22,068	22,409	22,773	23,660
C000259183
Account Value [Line Items]
Line Graph and Table Measure Name																																							Lazard Japanese Equity ETF
Accumulated Value		10,000				11,008				11,488				11,727			11,601			12,470			12,911			13,058			13,086			13,082
C000262800
Account Value [Line Items]
Line Graph and Table Measure Name																																							Lazard Listed Infrastructure ETF
Accumulated Value	$ 10,000				$ 10,008				$ 10,276				$ 10,070
C000259184
Account Value [Line Items]
Line Graph and Table Measure Name																																							Lazard Next Gen Technologies ETF
Accumulated Value		10,000				11,500				12,648				13,716			14,060			14,180			15,204			16,457			15,168			14,992
C000262801
Account Value [Line Items]
Line Graph and Table Measure Name																																							Lazard US Systematic Small Cap Equity ETF
Accumulated Value			$ 10,000				$ 9,800				$ 10,283				$ 9,371			$ 9,421			$ 9,471			$ 8,719			$ 8,860			$ 8,158			$ 9,090		$ 8,763		$ 7,951			$ 8,753		$ 9,114		$ 8,603		$ 9,371		$ 9,240		$ 9,017		$ 8,765		$ 8,846		$ 9,613		$ 10,078		$ 9,704		$ 9,219		$ 8,624		$ 9,351		$ 10,307		$ 10,104		$ 10,631		$ 10,935		$ 10,266		$ 10,732		$ 10,611		$ 11,411		$ 11,381		$ 11,492		$ 11,259		$ 12,293		$ 11,639		$ 11,994		$ 11,357		$ 10,678		$ 10,428		$ 10,939		$ 11,367		$ 11,252		$ 12,102		$ 12,189		$ 11,907		$ 12,131		$ 12,311
Lazard Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI Emerging Markets Index
Accumulated Value				10,000				9,351				9,336				10,571			10,629			10,232			10,641			11,177			11,455			11,602		11,630		11,094			11,119		11,727		12,086		12,391		12,662		13,037		13,168		13,953		14,264		14,208		14,706		14,735		15,264		16,536		15,774		15,480		15,412		14,866		14,248		14,561		14,167		14,092		12,865		13,395		13,040		14,182		14,214		14,333		14,635		13,573		14,420		14,244		13,549		13,808		14,390		14,370		15,443		14,723		13,946	11,798	12,879	12,978	13,932	15,176	15,512	15,263	15,578	17,018	18,269	18,829	18,974	18,687	19,152	19,596	19,630	18,309	18,788	18,042	18,220	17,477	17,805	17,468	16,946	16,563	15,642	15,711	14,667	14,631	14,692	12,969	12,567	14,431	14,228	15,351	14,356	14,791	14,623	14,377	14,923	15,852	14,876	14,487	13,924	15,038	15,626	14,901	15,609	15,996	16,068	16,159	16,796	16,846	17,118	18,261	17,449	16,822	16,799	17,099	17,182	17,291	17,518	18,265	19,363	19,741	19,994	21,424	22,319	21,786	22,437
Lazard Index: MSCI ACWI
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI ACWI Index
Accumulated Value		10,000				10,000				10,575				11,050			11,199			11,476			11,892			12,158			12,157			12,283
Lazard Index: MSCI ACWI ex-USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI ACWI ex USA Index
Accumulated Value				10,000				9,320				9,213				9,962			10,225			10,052			9,898			10,388			10,453			10,582		10,430		10,189			10,450		10,820		10,992		11,271		11,512		11,886		11,923		12,362		12,427		12,657		12,896		13,000		13,291		14,031		13,370		13,134		13,343		13,035		12,790		13,096		12,822		12,881		11,833		11,945		11,404		12,266		12,506		12,580		12,912		12,219		12,955		12,798		12,403		12,722		13,166		13,282		13,857		13,485		12,419	10,621	11,426	11,800	12,333	12,883	13,434	13,104	12,822	14,547	15,334	15,367	15,671	15,869	16,336	16,847	16,738	16,462	16,775	16,238	16,626	15,877	16,533	15,924	15,609	15,634	14,652	14,757	13,488	13,949	13,501	12,152	12,515	13,992	13,887	15,014	14,487	14,841	15,099	14,550	15,203	15,821	15,106	14,629	14,026	15,288	16,056	15,897	16,299	16,809	16,507	16,986	16,970	17,363	17,857	18,338	17,438	17,280	16,945	17,627	17,872	17,832	18,475	19,322	19,977	19,920	20,611	21,354	21,785	21,780	22,433
Lazard Index: TOPIX Net Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							TOPIX Net Total Return Index
Accumulated Value		10,000				10,000				10,389				10,579			10,476			11,222			11,473			11,680			11,694			11,791
Lazard Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI World Index
Accumulated Value	10,000				10,000				10,028				10,109
Lazard Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI World Index
Accumulated Value		$ 10,000				$ 10,000				$ 10,592				$ 11,049			$ 11,191			$ 11,483			$ 11,852			$ 12,090			$ 12,124			$ 12,222
Lazard Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Russell 3000 Index
Accumulated Value			10,000				10,000				10,394				9,782			9,536			9,845			8,962			8,950			8,201			8,970		8,636		7,835			8,477		8,920		8,397		8,976		8,766		9,000		9,096		9,132		9,755		10,105		9,910		9,438		9,188		10,044		10,577		10,694		11,273		11,637		11,125		11,651		12,011		12,234		12,501		12,759		12,666		13,508		13,095		13,509		13,250		12,477		12,393		13,179		13,848		14,153		14,481		14,981		15,302		15,344		15,341
Lazard Index: MSCI EAFE/ACWI ex-US Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI EAFE/ACWI ex US Linked Index
Accumulated Value				$ 10,000				$ 9,277				$ 9,107				$ 9,699			$ 9,980			$ 9,890			$ 9,558			$ 10,042			$ 10,049			$ 10,173		$ 9,965		$ 9,766			$ 10,100		$ 10,393		$ 10,542		$ 10,832		$ 11,107		$ 11,515		$ 11,495		$ 11,826		$ 11,822		$ 12,116		$ 12,300		$ 12,429		$ 12,628		$ 13,262		$ 12,663		$ 12,435		$ 12,719		$ 12,433		$ 12,281		$ 12,584		$ 12,340		$ 12,448		$ 11,457		$ 11,442		$ 10,887		$ 11,602		$ 11,898		$ 11,973		$ 12,310		$ 11,719		$ 12,414		$ 12,256		$ 11,939		$ 12,281		$ 12,722		$ 12,866		$ 13,284		$ 13,006		$ 11,830	$ 10,251	$ 10,914	$ 11,389	$ 11,777	$ 12,051	$ 12,671	$ 12,342	$ 11,849	$ 13,685	$ 14,322	$ 14,169	$ 14,487	$ 14,820	$ 15,266	$ 15,764	$ 15,586	$ 15,704	$ 15,981	$ 15,517	$ 15,899	$ 15,159	$ 15,935	$ 15,165	$ 14,897	$ 14,993	$ 14,023	$ 14,128	$ 12,817	$ 13,455	$ 12,816	$ 11,617	$ 12,242	$ 13,621	$ 13,632	$ 14,736	$ 14,428	$ 14,786	$ 15,204	$ 14,651	$ 15,308	$ 15,930	$ 15,211	$ 14,731	$ 14,123	$ 15,394	$ 16,167	$ 16,007	$ 16,412	$ 16,925	$ 16,621	$ 17,104	$ 17,087	$ 17,483	$ 17,981	$ 18,465	$ 17,559	$ 17,400	$ 17,062	$ 17,750	$ 17,996	$ 17,955	$ 18,603	$ 19,456	$ 20,116	$ 20,058	$ 20,754	$ 21,502	$ 21,936	$ 21,931	$ 22,588
Lazard Index: MSCI World Core Infrastructure (USD) Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI World Core Infrastructure (USD) Index
Accumulated Value	$ 10,000				$ 10,000				$ 10,308				$ 10,140
Lazard Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Russell 2000 Index
Accumulated Value			$ 10,000				$ 10,000				$ 10,223				$ 9,239			$ 9,338			$ 9,454			$ 8,517			$ 8,530			$ 7,828			$ 8,646		$ 8,469		$ 7,657			$ 8,500		$ 8,699		$ 8,134		$ 8,927		$ 8,776		$ 8,357		$ 8,207		$ 8,131		$ 8,792		$ 9,329		$ 8,863		$ 8,341		$ 7,772		$ 8,476		$ 9,511		$ 9,141		$ 9,658		$ 10,004		$ 9,300		$ 9,766		$ 9,676		$ 10,659		$ 10,500		$ 10,573		$ 10,420		$ 11,563		$ 10,608		$ 10,887		$ 10,304		$ 9,603		$ 9,381		$ 9,882		$ 10,419		$ 10,600		$ 11,357		$ 11,711		$ 11,922		$ 12,037		$ 11,967